UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
              Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        First Trust Bank
Address:     P.O. Box N-7776
             Lyford Cay, Nassau, Bahamas


Form 13F File Number:     028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Betty A. Roberts

Title:     Chief Executive Officer

Phone:     242-362-4904


Signature, Place and Date of Signing:

  /s/ Betty A. Roberts          Lyford Cay, Nassau, Bahamas          10/31/11

          [Signature]            [City, State]                        [Date]


Report Type (Check only one)

[  ]     13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[  ]     13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X]     13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-1399                  Southeastern Asset Management, Inc.
28-10874                 Steinberg Global Asset Management, Ltd.
28-05601                 Thomas White International, Ltd.
28-10411                 Aegis Financial Corp.
28-01260                 First Manhattan Co.
28-13078                 Edinburgh Partners Ltd.
28-10104                 Altrinsic Global Advisors, LLC
28-05163                 Kinetics Asset Management, Inc.
28-10309                 DSM Capital Partners
28-04825                 Baillie Gifford & Co.
28-04121                 Davis Selected Advisers, LP
28-14072                 EverKey Global Partners Ltd.
28-05990                 Acadian Asset management LLC
28-14100                 Sanders Capital, LLC
28-05620                 Brandes Investment Partners, LP

                             FORM 13F SUMMARY PAGE
Report Summary:

           Number of Other Included Managers:             0

           Form 13F Information Table Entry Total:       11

           Form 13F Information Table Value Total:   $51,827
                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                             FORM 13F INFORMATION TABLE

Column 1         Column 2   Column 3   Column 4   Column 5     Column 6  Column 7                     Column 8

                                                  Shares or
                 Title of              Value      Principal    SH/      PUT/  Investment  Other        Voting Authority
Name of Issuer   Class      Cusip      (x$1,000)  Amount       PRN      CALL  Discretion  Managers    Sole   Shared   None

AGRIUM INC       COM        008916108     5,448      81,732    SH              Sole        None       81,732

BERKSHIRE
HATHAWAY
INC DEL          CL A       084670108     6,942          65    SH              Sole        None           65

CANADIAN
NAT
RES LTD          COM        136385101     3,565     121,806    SH              Sole        None      121,806

CLOUD PEAK
ENERGY INC       COM        18911Q102     3,579     211,140    SH              Sole        None      211,140

CONOCOPHILLIPS   COM        20825C104     5,968      94,250    SH              Sole        None       94,250

DUKE
REALTY
CORP             COM NEW    264411505     5,406     514,850    SH              Sole        None      514,850

EL PASO          COM UNIT
PIPELINE LP      LPI        283702108     5,374     151,500    SH              Sole        None      151,500

MASTERCARD INC   CL A       57636Q104     2,981       9,400    SH              Sole        None        9,400

MICROSOFT
CORP             COM        594918104     4,415     177,400    SH              Sole        None      177,400

                 SPONSORED
POSCO            ADR        693483109     3,595      47,300    SH              Sole        None       47,300

                 SPONSORED
SASOL LTD        ADR        803866300     4,554     112,161    SH              Sole        None      112,161
